Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Loans Receivable, Net [Abstract]
Schedule of loans receivable
	December 31,	December 31,
	2017	2016
Business loans	$56,215,822	$58,387,204
Personal loans	125,340,963	96,332,530
Total loan receivable	181,556,785	154,719,734
Provision for loan losses
Collectively assessed	(99,563)	(1,405,536)
Individually assessed	(64,195,127)	(5,020,771)
Provision for loan losses	(64,294,690)	(6,426,307)
Loans receivable, net	$117,262,095	$148,293,427

Loans receivable – related parties, net	$1,244,739	$2,109,780
Loans receivable – third parties, net	$116,017,356	$146,183,647

Schedule of aging of loans

The following table represents the aging of loans as of December 31, 2017 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$9,976,350	$4,368,880	$507,116	$6,925,968	$21,778,314	$34,437,508	$56,215,822
Personal loans	28,303,969	30,824,416	3,777,245	940,469	63,846,099	61,494,864	125,340,963
	$38,280,319	$35,193,296	$4,284,361	$7,866,437	$85,624,413	$95,932,372	$181,556,785

The following table represents the aging of loans as of December 31, 2016 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$719,966	$5,077,202	$719,966	$6,517,134	$51,870,070	$58,387,204
Personal loans	-	-	881,239	-	881,239	95,451,291	96,332,530
	$-	$719,966	$5,958,441	$719,966	$7,398,373	$147,321,361	$154,719,734

Summary of the company's loan portfolio by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2017:

	Business loans	Personal loans	Total
Guarantee backed loans	$36,515,140	$43,953,134	$80,468,274
Pledged assets backed loans	13,861,166	79,028,972	92,890,138
Collateral backed loans	5,839,516	2,358,857	8,198,373
	$56,215,822	$125,340,963	$181,556,785

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2016:

	Business loans	Personal loans	Total
Guarantee backed loans	$44,114,593	$40,442,991	$84,557,584
Pledged assets backed loans	11,392,746	53,489,172	64,881,918
Collateral backed loans	2,879,865	2,400,367	5,280,232
	$58,387,204	$96,332,530	$154,719,734

Schedule of gross loans receivable for loans
	December 31,	December 31,
	2017	2016
Business loans	$-	$10,966,526
Personal loans	5,310,886	39,429,672
Total pledged loans receivable	$5,310,886	$50,396,198